FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENT

NOTE 12 - FAIR VALUE MEASUREMENT

Financial items carried at fair value as of December 31, 2015 and 2014 are classified in the tables below in one of the three categories described in Note 1r:

	December 31, 2015
	U.S. dollars in thousands
	Level 1	Level 2
Cash and cash equivalents - cash deposits	$21,987
Marketable securities - debt securities	37,369
Derivatives:
Forward contracts and currency options (current liabilities) designated as hedging instruments		$(42)
Currency options (current liabilities)		(3)
Forward contracts and currency options (current assets) designated as hedging instruments		417
Currency options (current assets)		6
	$59,356	$378

	December 31, 2014
	U.S. dollars in thousands
	Level 1	Level 2

Cash and cash equivalents - cash deposits	$10,315
Marketable securities - debt securities	37,230
Derivatives:
Interest rate swap (liabilities)		$(19)
Forward contracts and currency options (current liabilities) designated as hedging instruments		(39)
Currency options (current liabilities)		(159)
Forward contracts and currency options (current assets) designated as hedging instruments		807
Currency options (current assets)		98
	$47,545	$688

Foreign exchange risk management

The Company enters into forward exchange contracts in non-functional currencies and purchases and writes non-functional currency options in order to hedge the currency exposure on identifiable balance sheet items. In addition, the Company takes steps to reduce exposure by using “natural” hedging. The currency hedged items are usually denominated in NIS. The writing of options is part of a comprehensive currency hedging strategy. These transactions are for periods of less than one year. The counterparties to the derivatives is comprised of major banks and, in view of the current financial environment, the Company is monitoring the associated inherent credit risks. The above transactions do not qualify for hedge accounting.

In December 2015 and 2014, the Company entered into forward exchange contracts in respect of forecasted sales transactions at a notional amount of €8.5 million and €7.6 million, respectively (approximately $9.2 million at December 31, 2015).

Such transactions were entered into to reduce the exposure from sales denominated in euros. These transactions qualify for cash flow hedge accounting.

In August 2015 the Company entered into collar deal contracts in respect of forecasted operating expenses at a notional amount of NIS 33 million (approximately $8.7 million at December 31, 2015). Such transactions were entered into to reduce the exposure from expenses denominated in NIS. These transactions qualify for cash flow hedge accounting.